Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2016	$ 91	$ 50,566	$ 86,886	$ (820)	$ (2,223)	$ (58,581)	$ 75,919
Net income			4,404				4,404
Other comprehensive income (loss)				21			(137)
Reclassification of certain income tax effects from accumulated other comprehensive income			158	(158)			0
Stock compensation expense		41					41
Restricted stock awards		(278)				278	0
Stock awards withheld for tax withholding						(54)	(54)
Amortization of restricted stock awards		147					147
Earned employee stock ownership plan shares		147			193		340
Balance at Dec. 31, 2017	91	50,623	91,448	(957)	(2,030)	(58,357)	80,818
Net income			8,236				8,236
Other comprehensive income (loss)				(69)			(69)
Stock compensation expense		17					17
Restricted stock awards		(188)				188	0
Amortization of restricted stock awards		134					134
Earned employee stock ownership plan shares		206			194		400
Reclassification due to adjustments for equity securities as required by ASU 2016-01			70	(70)			0
Stock warrants purchased		(6,453)					(6,453)
Exercise of stock warrants		(4,168)				4,168	0
Exercise of stock options		(145)				145	0
Tax benefits of exercised stock options		64					64
Balance at Dec. 31, 2018	91	40,090	99,754	(1,096)	(1,836)	(53,856)	83,147
Net income			7,793				7,793
Other comprehensive income (loss)				1,142			1,142
Stock compensation expense		1					1
Restricted stock awards		(143)				143	0
Stock awards withheld for tax withholding						(45)	(45)
Amortization of restricted stock awards		187					187
Earned employee stock ownership plan shares		230			193		423
Balance at Dec. 31, 2019	$ 91	$ 40,365	$ 107,547	$ 46	$ (1,643)	$ (53,758)	$ 92,648